Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 30, 2015
Registrant Name	dei_EntityRegistrantName	CALVERT SOCIAL INVESTMENT FUND
Central Index Key	dei_EntityCentralIndexKey	0000356682
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 30, 2015
Document Effective Date	dei_DocumentEffectiveDate	Oct. 30, 2015
Prospectus Date	rr_ProspectusDate	Jan. 31, 2015
Supplement [Text Block]	cik0000743773_SupplementTextBlock
CALVERT CONSERVATIVE ALLOCATION FUND
CALVERT MODERATE ALLOCATION FUND
CALVERT AGGRESSIVE ALLOCATION FUND
Supplement to
Calvert Equity and Asset Allocation Funds Prospectus (Class A, B, C and Y)
dated January 31, 2015
Date of Supplement: October 30, 2015
Effective immediately, Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund (each a “Fund”) have each added additional Calvert Funds as underlying investment options to its investment platform.
Furthermore, effective November 30, 2015, each Fund has approved additional members to the portfolio management team of the Fund.
Additional Underlying Investment Options for Investment Platform
Effective immediately, the Prospectus is hereby amended as follows:

Calvert Conservative Allocation Fund
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The table and related footnote under “Investments, Risks and Performance – Principal Investment Strategies” in the Fund Summary for Calvert Conservative Allocation Fund on page 55 is deleted and replaced with the following:

45% to 75% of Fund’s net assets
In funds that invest primarily in fixed-income
securities (Calvert Bond Portfolio, Calvert Green Bond Fund, Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert High Yield Bond Fund and Calvert Unconstrained Bond Fund)

15% to 45% of Fund’s net assets
In funds that invest primarily in equity securities (Calvert Equity Portfolio, Calvert U.S. Large Cap Core Responsible Index Fund*, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developing Markets Ex-U.S. Responsible Index Fund, Calvert U.S. Mid Cap Core Responsible Index Fund, Calvert Large Cap Core Portfolio, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Emerging Markets Equity Fund, Calvert Global Energy Solutions Fund, Calvert Global Water Fund, Calvert Small Cap Fund, Calvert Global Value Fund and Calvert Global Equity Income Fund)

0% to 20% of Fund’s net assets	In cash and short-term money market instruments.
* Formerly Calvert Social Index Fund
The second paragraph after the table and related footnote under “Investments, Risks and Performance – Principal Investment Strategies” in the Fund Summary for each Fund is deleted and replaced with with the following:
For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus(except Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund and Calvert U.S. Mid Cap Core Responsible Index Fund), and see “Description of Underlying Funds” in the Fund’s Prospectus, which describes the underlying fixed-income funds as well as Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund and Calvert U.S. Mid Cap Core Responsible Index Fund.
The section "Sustainability and Socially Responsible Investing" under “Investments, Risks and Performance – Principal Investment Strategies” in the Fund Summary for each Fund is deleted and replaced with with the following:
Responsible Investing
Each underlying fund (other than Calvert Capital Accumulation Fund, Calvert International Opportunities Fund, Calvert Emerging Markets Equity Fund, Calvert Global Energy Solutions Fund, Calvert Global Water Fund and Calvert Small Cap Fund). In conjunction with Calvert’s financial analysis, Calvert’s comprehensive responsible investment principles guide our investment research processes and decision-making. The principles are applied across industries and to specific companies in order to inform our view of risk and opportunity factors that may affect investment performance. Calvert Green Bond Fund also seeks to invest primarily in issuers focused on providing solutions to climate change and other environmental challenges and has “green” investment criteria to identify securities focused on environmental sustainability challenges.
Calvert Capital Accumulation Fund, Calvert International Opportunities Fund and Calvert Small Cap Fund. Each of these underlying funds seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Each of these underlying funds has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing.
Calvert Global Energy Solutions Fund seeks to invest in ways consistent with Calvert’s philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of water-related companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. Calvert Emerging Markets Equity Fund seeks to invest in emerging market companies whose products/services or industrial/business practices contribute towards addressing one or more global sustainability challenges in their local and/or international markets. Calvert Global Water Fund and Calvert Emerging Markets Equity Fund each have sustainable and socially responsible investment criteria that reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Calvert Moderate Allocation Fund
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The table and related footnote under “Investments, Risks and Performance – Principal Investment Strategies” in the Fund Summary for Calvert Moderate Allocation Fund on page 60 is deleted and replaced with the following:

50% to 80% of Fund’s net assets
In funds that invest primarily in equity securities (Calvert Equity Portfolio, Calvert U.S. Large Cap Core Responsible Index Fund*, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developing Markets Ex-U.S. Responsible Index Fund, Calvert U.S. Mid Cap Core Responsible Index Fund, Calvert Large Cap Core Portfolio, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Emerging Markets Equity Fund, Calvert Global Energy Solutions Fund, Calvert Global Water Fund, Calvert Small Cap Fund, Calvert Global Value Fund and Calvert Global Equity Income Fund)

20% to 50% of Fund’s net assets
In funds that invest primarily in fixed-income
securities (Calvert Bond Portfolio, Calvert Green Bond Fund, Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert High Yield Bond Fund and Calvert Unconstrained Bond Fund)

0% to 20% of Fund’s net assets	In cash and short-term money market instruments.
* Formerly Calvert Social Index Fund
The second paragraph after the table and related footnote under “Investments, Risks and Performance – Principal Investment Strategies” in the Fund Summary for each Fund is deleted and replaced with with the following:
For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus(except Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund and Calvert U.S. Mid Cap Core Responsible Index Fund), and see “Description of Underlying Funds” in the Fund’s Prospectus, which describes the underlying fixed-income funds as well as Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund and Calvert U.S. Mid Cap Core Responsible Index Fund.
The section "Sustainability and Socially Responsible Investing" under “Investments, Risks and Performance – Principal Investment Strategies” in the Fund Summary for each Fund is deleted and replaced with with the following:
Responsible Investing
Each underlying fund (other than Calvert Capital Accumulation Fund, Calvert International Opportunities Fund, Calvert Emerging Markets Equity Fund, Calvert Global Energy Solutions Fund, Calvert Global Water Fund and Calvert Small Cap Fund). In conjunction with Calvert’s financial analysis, Calvert’s comprehensive responsible investment principles guide our investment research processes and decision-making. The principles are applied across industries and to specific companies in order to inform our view of risk and opportunity factors that may affect investment performance. Calvert Green Bond Fund also seeks to invest primarily in issuers focused on providing solutions to climate change and other environmental challenges and has “green” investment criteria to identify securities focused on environmental sustainability challenges.
Calvert Capital Accumulation Fund, Calvert International Opportunities Fund and Calvert Small Cap Fund. Each of these underlying funds seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Each of these underlying funds has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing.
Calvert Global Energy Solutions Fund seeks to invest in ways consistent with Calvert’s philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of water-related companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. Calvert Emerging Markets Equity Fund seeks to invest in emerging market companies whose products/services or industrial/business practices contribute towards addressing one or more global sustainability challenges in their local and/or international markets. Calvert Global Water Fund and Calvert Emerging Markets Equity Fund each have sustainable and socially responsible investment criteria that reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Calvert Aggressive Allocation Fund
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The second paragraph after the table and related footnote under “Investments, Risks and Performance – Principal Investment Strategies” in the Fund Summary for each Fund is deleted and replaced with with the following:
For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus(except Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund and Calvert U.S. Mid Cap Core Responsible Index Fund), and see “Description of Underlying Funds” in the Fund’s Prospectus, which describes the underlying fixed-income funds as well as Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund and Calvert U.S. Mid Cap Core Responsible Index Fund.
The section "Sustainability and Socially Responsible Investing" under “Investments, Risks and Performance – Principal Investment Strategies” in the Fund Summary for each Fund is deleted and replaced with with the following:
Responsible Investing
Each underlying fund (other than Calvert Capital Accumulation Fund, Calvert International Opportunities Fund, Calvert Emerging Markets Equity Fund, Calvert Global Energy Solutions Fund, Calvert Global Water Fund and Calvert Small Cap Fund). In conjunction with Calvert’s financial analysis, Calvert’s comprehensive responsible investment principles guide our investment research processes and decision-making. The principles are applied across industries and to specific companies in order to inform our view of risk and opportunity factors that may affect investment performance. Calvert Green Bond Fund also seeks to invest primarily in issuers focused on providing solutions to climate change and other environmental challenges and has “green” investment criteria to identify securities focused on environmental sustainability challenges.
Calvert Capital Accumulation Fund, Calvert International Opportunities Fund and Calvert Small Cap Fund. Each of these underlying funds seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Each of these underlying funds has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing.
Calvert Global Energy Solutions Fund seeks to invest in ways consistent with Calvert’s philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of water-related companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. Calvert Emerging Markets Equity Fund seeks to invest in emerging market companies whose products/services or industrial/business practices contribute towards addressing one or more global sustainability challenges in their local and/or international markets. Calvert Global Water Fund and Calvert Emerging Markets Equity Fund each have sustainable and socially responsible investment criteria that reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.
The table and related footnote under “Investments, Risks and Performance – Principal Investment Strategies” in the Fund Summary for Calvert Aggressive Allocation Fund on page 64 is deleted and replaced with the following:

70% to 100% of Fund’s net assets
In funds that invest primarily in equity securities (Calvert Equity Portfolio, Calvert U.S. Large Cap Core Responsible Index Fund*, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developing Markets Ex-U.S. Responsible Index Fund, Calvert U.S. Mid Cap Core Responsible Index Fund, Calvert Large Cap Core Portfolio, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Emerging Markets Equity Fund, Calvert Global Energy Solutions Fund, Calvert Global Water Fund, Calvert Small Cap Fund, Calvert Global Value Fund and Calvert Global Equity Income Fund)

0% to 30% of Fund’s net assets
In funds that invest primarily in fixed-income
securities (Calvert Bond Portfolio, Calvert Green Bond Fund, Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert High Yield Bond Fund and Calvert Unconstrained Bond Fund)

0% to 10% of Fund’s net assets	In cash and short-term money market instruments
* Formerly Calvert Social Index Fund